SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Abstract]
Percentage of consolidated sales in North America	57.20%
Shipping and handling costs, which are included in selling and marketing expenses		$ 127	$ 151	$ 232
Advertising expense		297	302	321
Property Plant And Equipment [Line Items]
Other Revenue		140	$ 167	$ 182
Cash And Cash Equivalents And Marketable Securities Deposited In Banks And Financial Institutions	$ 8,400	$ 8,400
Venezuel Acumulative Inflation Rate	100.00%	100.00%
Building [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Mainly	40
Other Machinery And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life		15 years 12 months 31 days
Other Machinery And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life		20 years 12 months 31 days
Other Capitalized Property Plant And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life		5 years 12 months 31 days
Other Capitalized Property Plant And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life		10 years 12 months 31 days